CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2019 CNY (¥) ¥ / shares shares	Sep. 30, 2019 USD ($) $ / shares shares	Sep. 30, 2018 CNY (¥) ¥ / shares shares
Net revenues
Total net revenues	¥ 406,204,446	$ 56,830,093	¥ 327,187,210
Operating expenses
Cost of revenues	(345,781,556)	(48,376,618)	(280,405,430)
Fulfillment	(25,973,275)	(3,633,795)	(23,149,139)
Marketing	(14,008,595)	(1,959,875)	(12,884,197)
Technology and content	(11,027,619)	(1,542,821)	(8,642,324)
General and administrative	(4,018,365)	(562,190)	(3,764,030)
Impairment of goodwill and intangible assets | ¥			(22,317)
Gain on disposals of long-lived assets	3,070,297	429,550
Income/(loss) from operations	8,465,333	1,184,344	(1,680,227)
Other income/(expense)
Share of results of equity investees	(1,220,008)	(170,685)	(941,821)
Interest income	1,191,145	166,647	1,728,034
Interest expense	(505,238)	(70,685)	(709,691)
Others, net	1,728,325	241,802	4,046,546
Income before tax	9,659,557	1,351,423	2,442,841
Income tax expenses	(1,323,303)	(185,137)	(365,905)
Net income	8,336,254	1,166,286	2,076,936
Net loss attributable to non-controlling interests shareholders	(216,250)	(30,254)	(237,810)
Net income attributable to mezzanine equity classified non-controlling interests shareholders	2,303	322	1,653
Net income attributable to ordinary shareholders	8,550,201	1,196,218	2,313,093
Net income	8,336,254	1,166,286	2,076,936
Other comprehensive income:
Foreign currency translation adjustments	1,566,201	219,120	2,768,935
Net change in unrealized gains/(losses) on available-for-sale securities:
Unrealized gains, nil of tax	144,999	20,286	228,323
Reclassification adjustment for losses recorded in net income, nil of tax	(107,416)	(15,028)	(249,399)
Net unrealized gains/(losses) on available-for-sale securities	37,583	5,258	(21,076)
Total other comprehensive income	1,603,784	224,378	2,747,859
Total comprehensive income	9,940,038	1,390,664	4,824,795
Total comprehensive loss attributable to non-controlling interests shareholders	(173,833)	(24,320)	(237,810)
Total comprehensive income attributable to mezzanine equity classified non-controlling interests shareholders	2,303	322	1,653
Total comprehensive income attributable to ordinary shareholders	¥ 10,111,568	$ 1,414,662	¥ 5,060,952
Net income per share
Basic | (per share)	¥ 2.94	$ 0.41	¥ 0.81
Diluted | (per share)	¥ 2.89	$ 0.40	¥ 0.79
Weighted average number of shares
Basic	2,909,097,086	2,909,097,086	2,872,165,698
Diluted	2,963,008,845	2,963,008,845	2,945,230,999
Products
Net revenues
Total net revenues	¥ 361,021,874	$ 50,508,818	¥ 295,877,172
Service
Net revenues
Total net revenues	¥ 45,182,572	$ 6,321,275	¥ 31,310,038